Intangible Assets - Key Assumptions Used in Impairment Testing (Detail)	Mar. 31, 2022	Mar. 31, 2021
SMBC Nikko Securities Inc. [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	8.80%	8.42%
Growth rate	1.00%	1.00%
SMBC Consumer Finance Co., Ltd [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	9.53%	9.73%
Growth rate	1.00%	1.00%
Sumitomo Mitsui DS Asset Management Company, Limited [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	12.40%	12.80%
Growth rate	1.00%	1.00%
Fullerton India [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Pre-tax discount rate	17.00%	0.00%
Growth rate	8.30%	0.00%